Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.95%

Communication Services : 2.68%

Entertainment : 1.33%
Take-Two Interactive Software Incorporated †	15,100	$1,791,011

Interactive Media & Services : 1.35%
Match Group Incorporated «†	27,700	1,829,308

Consumer Discretionary : 11.96%

Diversified Consumer Services : 1.65%
Bright Horizons Family Solutions Incorporated †	21,800	2,223,600

Hotels, Restaurants & Leisure : 4.28%
Chipotle Mexican Grill Incorporated †	3,900	2,552,160
Domino’s Pizza Incorporated	6,900	2,236,083
Vail Resorts Incorporated	6,700	989,657

		5,777,900

Internet & Direct Marketing Retail : 3.74%
Chewy Incorporated †	43,500	1,630,815
Etsy Incorporated †	26,900	1,034,036
MercadoLibre Incorporated †	4,891	2,389,645

		5,054,496

Specialty Retail : 2.29%
Burlington Stores Incorporated †	13,916	2,205,129
Carvana Company †	16,100	886,949

		3,092,078

Consumer Staples : 2.15%

Food & Staples Retailing : 0.66%
US Foods Holding Corporation †	50,200	889,042

Food Products : 1.49%
Lamb Weston Holdings Incorporated	35,200	2,009,920

Health Care : 28.16%

Biotechnology : 7.54%
CRISPR Therapeutics AG †	15,327	650,018
Deciphera Pharmaceuticals Incorporated †	16,919	696,555
Exact Sciences Corporation †	43,500	2,523,000
Immunomedics Incorporated †	61,300	826,324
Natera Incorporated †	28,690	856,683
Sarepta Therapeutics Incorporated †	11,703	1,144,787
Turning Point Therapeutics Incorporated †	19,797	884,134
Twist Bioscience Corporation †	32,810	1,003,330
Zai Lab Limited ADR †	23,812	1,225,842
Zymeworks Incorporated †	10,400	368,888

		10,179,561

Health Care Equipment & Supplies : 11.33%
Align Technology Incorporated †	5,500	956,725
DexCom Incorporated †	16,800	4,523,736
Haemonetics Corporation †	19,300	1,923,438
ICU Medical Incorporated †	11,700	2,360,709
Insulet Corporation †	14,099	2,335,922
iRhythm Technologies Incorporated †	26,900	2,188,315
Shockwave Medical Incorporated †	30,700	1,018,626

		15,307,471

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Discovery Fund

	Shares	Value
Health Care Providers & Services : 3.15%
Amedisys Incorporated †	12,300	$2,257,542
HealthEquity Incorporated †	39,400	1,993,246

		4,250,788

Health Care Technology : 1.87%
Veeva Systems Incorporated Class A †	16,200	2,533,194

Life Sciences Tools & Services : 1.53%
Bio-Rad Laboratories Incorporated Class A †	5,900	2,068,304

Pharmaceuticals : 2.74%
Catalent Incorporated †	42,200	2,192,290
Elanco Animal Health Incorporated †	67,392	1,508,907

		3,701,197

Industrials : 19.49%

Aerospace & Defense : 3.86%
HEICO Corporation	16,500	1,231,065
Mercury Computer Systems Incorporated †	33,000	2,354,220
Teledyne Technologies Incorporated †	5,500	1,634,985

		5,220,270

Building Products : 1.28%
Trex Company Incorporated †	21,500	1,723,010

Commercial Services & Supplies : 7.33%
Casella Waste Systems Incorporated Class A †	61,844	2,415,627
IAA Incorporated †	52,500	1,572,900
MSA Safety Incorporated	15,500	1,568,600
Tetra Tech Incorporated	32,800	2,316,336
Waste Connections Incorporated	26,143	2,026,083

		9,899,546

Construction & Engineering : 1.07%
WillScot Corporation †	142,417	1,442,684

Industrial Conglomerates : 1.42%
Carlisle Companies Incorporated	15,300	1,916,784

Machinery : 0.44%
Woodward Governor Company	9,900	588,456

Professional Services : 1.81%
Clarivate Analytics plc †	118,000	2,448,500

Road & Rail : 1.12%
Saia Incorporated †	20,500	1,507,570

Trading Companies & Distributors : 1.16%
SiteOne Landscape Supply Incorporated †	21,350	1,571,787

Information Technology : 32.72%

Communications Equipment : 1.24%
Motorola Solutions Incorporated	12,600	1,674,792

2

Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2020 (unaudited)

			Shares	Value
Electronic Equipment, Instruments & Components : 1.32%
Novanta Incorporated †			22,300	$1,781,324

IT Services : 16.74%
Black Knight Incorporated †			51,000	2,961,060
Booz Allen Hamilton Holding Corporation			45,600	3,129,984
Broadridge Financial Solutions Incorporated			18,300	1,735,389
EPAM Systems Incorporated †			14,819	2,751,296
Euronet Worldwide Incorporated †			15,293	1,310,916
MongoDB Incorporated †			17,900	2,444,066
Okta Incorporated †			18,500	2,261,810
Square Incorporated Class A †			18,800	984,744
Twilio Incorporated Class A †			22,100	1,977,729
WEX Incorporated †			14,200	1,484,610
WNS Holdings Limited ADR †			36,500	1,568,770

				22,610,374

Semiconductors & Semiconductor Equipment : 3.29%
Lattice Semiconductor Corporation †			83,800	1,493,316
MKS Instruments Incorporated			19,800	1,612,710
Universal Display Corporation			10,200	1,344,156

				4,450,182

Software : 9.28%
Avalara Incorporated †			31,100	2,320,060
Elastic NV †			30,800	1,718,948
Envestnet Incorporated †			25,300	1,360,634
Fair Isaac Corporation †			6,600	2,030,754
Five9 Incorporated †			18,718	1,431,178
Globant SA †			17,100	1,502,748
Zendesk Incorporated †			33,800	2,163,538

				12,527,860

Technology Hardware, Storage & Peripherals : 0.85%
NCR Corporation †			65,100	1,152,270

Real Estate : 1.79%

Equity REITs : 1.79%
QTS Realty Trust Incorporated Class A			41,700	2,419,017

Total Common Stocks (Cost $125,402,696)				133,642,296

		Yield	Shares
Short-Term Investments : 2.72%

Investment Companies : 2.72%
Securities Lending Cash Investments LLC (l)(u)(r)		2.11%	1,668,721	1,668,888
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.35	2,001,410	2,001,410

Total Short-Term Investments (Cost $3,670,141)				3,670,298

Total investments in securities (Cost $129,072,837)	101.67%			137,312,594
Other assets and liabilities, net	(1.67)			(2,252,403)

Total net assets	100.00%			$135,060,191

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	4,718,077	20,133,102	(23,182,458)	1,668,721	$1,668,888
Wells Fargo Government Money Market Fund Select Class	1,560,143	11,697,938	(11,256,671)	2,001,410	2,001,410

					$3,670,298	2.72%

Wells Fargo VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,620,319	$0	$0	$3,620,319
Consumer discretionary	16,148,074	0	0	16,148,074
Consumer staples	2,898,962	0	0	2,898,962
Health care	38,040,515	0	0	38,040,515
Industrials	26,318,607	0	0	26,318,607
Information technology	44,196,802	0	0	44,196,802
Real Estate	2,419,017	0	0	2,419,017
Short-term investments
Investment companies	3,670,298	0	0	3,670,298

Total assets	$137,312,594	$0	$0	$137,312,594

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 53.97%

Communication Services : 5.80%

Diversified Telecommunication Services : 1.12%
AT&T Incorporated	11,761	$342,833
CenturyLink Incorporated	1,579	14,937
Verizon Communications Incorporated	6,659	357,788

		715,558

Entertainment : 1.09%
Activision Blizzard Incorporated	1,236	73,517
Electronic Arts Incorporated †	469	46,980
Live Nation Entertainment Incorporated †	226	10,274
Netflix Incorporated †	706	265,103
Take-Two Interactive Software Incorporated †	182	21,587
The Walt Disney Company	2,901	280,237

		697,698

Interactive Media & Services : 2.81%
Alphabet Incorporated Class A †	483	561,222
Alphabet Incorporated Class C †	481	559,312
Facebook Incorporated Class A †	3,874	646,183
Twitter Incorporated †	1,249	30,675

		1,797,392

Media : 0.71%
Charter Communications Incorporated Class A †	252	109,950
Comcast Corporation Class A	7,309	251,283
Discovery Communications Incorporated Class A †	254	4,938
Discovery Communications Incorporated Class C †	540	9,472
DISH Network Corporation Class A †	411	8,216
Fox Corporation Class A	571	13,493
Fox Corporation Class B	261	5,972
Interpublic Group of Companies Incorporated	624	10,103
News Corporation Class A	626	5,618
News Corporation Class B	195	1,753
Omnicom Group Incorporated	350	19,215
ViacomCBS Incorporated Class B	870	12,189

		452,202

Wireless Telecommunication Services : 0.07%
T-Mobile US Incorporated †	510	42,789

Consumer Discretionary : 5.28%

Auto Components : 0.04%
Aptiv plc	410	20,188
BorgWarner Incorporated	332	8,091

		28,279

Automobiles : 0.12%
Ford Motor Company	6,269	30,279
General Motors Company	2,024	42,059
Harley-Davidson Incorporated	248	4,695

		77,033

Distributors : 0.04%
Genuine Parts Company	233	15,688
LKQ Corporation †	494	10,132

		25,820

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Diversified Consumer Services : 0.01%
H&R Block Incorporated	314	$4,421

Hotels, Restaurants & Leisure : 0.82%
Carnival Corporation	645	8,495
Chipotle Mexican Grill Incorporated †	41	26,830
Darden Restaurants Incorporated	197	10,729
Hilton Worldwide Holdings Incorporated	453	30,913
Las Vegas Sands Corporation	544	23,104
Marriott International Incorporated Class A	436	32,617
McDonald’s Corporation	1,212	200,404
MGM Resorts International	829	9,782
Norwegian Cruise Line Holdings Limited †	342	3,748
Royal Caribbean Cruises Limited	276	8,879
Starbucks Corporation	1,901	124,972
Wynn Resorts Limited	155	9,329
Yum! Brands Incorporated	487	33,374

		523,176

Household Durables : 0.16%
D.R. Horton Incorporated	540	18,360
Garmin Limited	232	17,391
Leggett & Platt Incorporated	211	5,629
Lennar Corporation Class A	450	17,190
Mohawk Industries Incorporated †	95	7,243
Newell Rubbermaid Incorporated	614	8,154
NVR Incorporated †	5	12,846
Pulte Group Incorporated	409	9,129
Whirlpool Corporation	101	8,666

		104,608

Internet & Direct Marketing Retail : 2.27%
Amazon.com Incorporated †	670	1,306,312
Booking Holdings Incorporated †	67	90,136
eBay Incorporated	1,231	37,004
Expedia Group Incorporated	224	12,604

		1,446,056

Leisure Products : 0.02%
Hasbro Incorporated	204	14,596

Multiline Retail : 0.27%
Dollar General Corporation	409	61,763
Dollar Tree Incorporated †	380	27,919
Kohl’s Corporation	251	3,662
Macy’s Incorporated	498	2,445
Nordstrom Incorporated	172	2,638
Target Corporation	816	75,864

		174,291

Specialty Retail : 1.18%
Advance Auto Parts Incorporated	111	10,359
AutoZone Incorporated †	38	32,148
Best Buy Company Incorporated	366	20,862
CarMax Incorporated †	264	14,211
L Brands Incorporated	373	4,312
Lowe’s Companies Incorporated	1,234	106,186
O’Reilly Automotive Incorporated †	121	36,427
Ross Stores Incorporated	582	50,617

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Specialty Retail (continued)
The Gap Incorporated	342	$2,408
The Home Depot Incorporated	1,755	327,676
The TJX Companies Incorporated	1,951	93,277
Tiffany & Company	173	22,404
Tractor Supply Company	190	16,065
Ulta Beauty Incorporated †	91	15,989

		752,941

Textiles, Apparel & Luxury Goods : 0.35%
Capri Holdings Limited †	243	2,622
HanesBrands Incorporated	582	4,580
Nike Incorporated Class B	2,006	165,976
PVH Corporation	119	4,479
Ralph Lauren Corporation	80	5,346
Tapestry Incorporated	443	5,737
Under Armour Incorporated Class A †	302	2,781
Under Armour Incorporated Class C †	313	2,523
VF Corporation	527	28,500

		222,544

Consumer Staples : 4.21%

Beverages : 1.01%
Brown-Forman Corporation Class B	293	16,264
Constellation Brands Incorporated Class A	269	38,564
Molson Coors Brewing Company Class B	302	11,781
Monster Beverage Corporation †	615	34,600
PepsiCo Incorporated	2,245	269,625
The Coca-Cola Company	6,208	274,704

		645,538

Food & Staples Retailing : 0.93%
Costco Wholesale Corporation	711	202,727
Sysco Corporation	821	37,462
The Kroger Company	1,291	38,885
Walgreens Boots Alliance Incorporated	1,207	55,220
Walmart Incorporated	2,284	259,508

		593,802

Food Products : 0.67%
Archer Daniels Midland Company	896	31,521
Campbell Soup Company	271	12,509
ConAgra Foods Incorporated	783	22,973
General Mills Incorporated	973	51,345
Hormel Foods Corporation	447	20,848
Kellogg Company	400	23,996
Lamb Weston Holdings Incorporated	234	13,361
McCormick & Company Incorporated	198	27,960
Mondelez International Incorporated Class A	2,318	116,085
The Hershey Company	238	31,535
The J.M. Smucker Company	183	20,313
The Kraft Heinz Company	1,002	24,789
Tyson Foods Incorporated Class A	475	27,488

		424,723

Household Products : 1.04%
Church & Dwight Company Incorporated	394	25,287
Colgate-Palmolive Company	1,379	91,510
Kimberly-Clark Corporation	552	70,584
The Clorox Company	201	34,823
The Procter & Gamble Company	4,014	441,540

		663,744

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Personal Products : 0.09%
Coty Incorporated Class A	476	$2,456
The Estee Lauder Companies Incorporated Class A	358	57,044

		59,500

Tobacco : 0.47%
Altria Group Incorporated	3,008	116,319
Philip Morris International Incorporated	2,504	182,692

		299,011

Energy : 1.43%

Energy Equipment & Services : 0.10%
Baker Hughes Incorporated	1,046	10,983
Halliburton Company	1,413	9,679
Helmerich & Payne Incorporated	174	2,723
National Oilwell Varco Incorporated	621	6,104
Schlumberger Limited	2,229	30,069
TechnipFMC plc	677	4,563

		64,121

Oil, Gas & Consumable Fuels : 1.33%
Apache Corporation	605	2,529
Cabot Oil & Gas Corporation	657	11,294
Chevron Corporation	3,044	220,568
Concho Resources Incorporated	323	13,841
ConocoPhillips	1,766	54,393
Devon Energy Corporation	623	4,305
Diamondback Energy Incorporated	259	6,786
EOG Resources Incorporated	936	33,621
Exxon Mobil Corporation	6,812	258,652
Hess Corporation	416	13,853
HollyFrontier Corporation	238	5,833
Kinder Morgan Incorporated	3,136	43,653
Marathon Oil Corporation	1,287	4,234
Marathon Petroleum Corporation	1,045	24,683
Noble Energy Incorporated	770	4,651
Occidental Petroleum Corporation	1,438	16,652
ONEOK Incorporated	665	14,504
Phillips 66	715	38,360
Pioneer Natural Resources Company	266	18,660
The Williams Companies Incorporated	1,951	27,607
Valero Energy Corporation	661	29,983

		848,662

Financials : 5.91%

Banks : 2.23%
Bank of America Corporation	13,034	276,712
Citigroup Incorporated	3,515	148,052
Citizens Financial Group Incorporated	700	13,167
Comerica Incorporated	231	6,778
Fifth Third Bancorp	1,142	16,959
First Republic Bank	271	22,298
Huntington Bancshares Incorporated	1,662	13,645
JPMorgan Chase & Company	5,049	454,561
KeyCorp	1,585	16,436
M&T Bank Corporation	212	21,927
People’s United Financial Incorporated	715	7,901

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Banks (continued)
PNC Financial Services Group Incorporated	705	$67,483
Regions Financial Corporation	1,552	13,921
SVB Financial Group †	82	12,389
Truist Financial Corporation	2,159	66,584
US Bancorp	2,288	78,822
Wells Fargo & Company (l)	6,196	177,825
Zions Bancorporation	274	7,332

		1,422,792

Capital Markets : 1.42%
Ameriprise Financial Incorporated	203	20,803
Bank of New York Mellon Corporation	1,351	45,502
BlackRock Incorporated	189	83,154
Cboe Global Markets Incorporated	178	15,887
CME Group Incorporated	577	99,769
E*TRADE Financial Corporation	363	12,458
Franklin Resources Incorporated	448	7,477
Intercontinental Exchange Incorporated	896	72,352
Invesco Limited	599	5,439
MarketAxess Holdings Incorporated	61	20,287
Moody’s Corporation	261	55,202
Morgan Stanley	1,980	67,320
MSCI Incorporated	136	39,299
Northern Trust Corporation	340	25,656
Raymond James Financial Incorporated	198	12,514
S&P Global Incorporated	393	96,305
State Street Corporation	585	31,163
T. Rowe Price Group Incorporated	375	36,619
The Charles Schwab Corporation	1,841	61,894
The Goldman Sachs Group Incorporated	513	79,305
The NASDAQ OMX Group Incorporated	184	17,471

		905,876

Consumer Finance : 0.26%
American Express Company	1,080	92,459
Capital One Financial Corporation	750	37,815
Discover Financial Services	505	18,013
Synchrony Financial	908	14,610

		162,897

Diversified Financial Services : 0.90%
Berkshire Hathaway Incorporated Class B †	3,149	575,732

Insurance : 1.10%
AFLAC Incorporated	1,181	40,437
American International Group Incorporated	1,400	33,950
Aon plc	376	62,055
Arthur J. Gallagher & Company	300	24,453
Assurant Incorporated	97	10,097
Chubb Limited	730	81,534
Cincinnati Financial Corporation	244	18,410
Everest Reinsurance Group Limited	65	12,507
Globe Life Incorporated	160	11,515
Lincoln National Corporation	319	8,396
Loews Corporation	411	14,315
Marsh & McLennan Companies Incorporated	812	70,206
MetLife Incorporated	1,258	38,457
Principal Financial Group Incorporated	415	13,006
Prudential Financial Incorporated	647	33,735
The Allstate Corporation	522	47,883
The Hartford Financial Services Group Incorporated	580	20,439
The Progressive Corporation	941	69,483
The Travelers Companies Incorporated	415	41,230
UnumProvident Corporation	331	4,968

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Insurance (continued)
W.R. Berkley Corporation	233	$12,156
Willis Towers Watson plc	206	34,989

		704,221

Health Care : 8.31%

Biotechnology : 1.30%
AbbVie Incorporated	2,380	181,332
Alexion Pharmaceuticals Incorporated †	355	31,875
Amgen Incorporated	956	193,810
Biogen Incorporated †	290	91,750
Gilead Sciences Incorporated	2,037	152,286
Incyte Corporation †	287	21,017
Regeneron Pharmaceuticals Incorporated †	128	62,501
Vertex Pharmaceuticals Incorporated †	413	98,273

		832,844

Health Care Equipment & Supplies : 2.00%
Abbott Laboratories	2,845	224,499
ABIOMED Incorporated †	72	10,452
Align Technology Incorporated †	115	20,004
Baxter International Incorporated	822	66,738
Becton Dickinson & Company	435	99,950
Boston Scientific Corporation †	2,244	73,222
Danaher Corporation	1,029	142,424
Dentsply Sirona Incorporated	357	13,862
Edwards Lifesciences Corporation †	335	63,188
Hologic Incorporated †	431	15,128
IDEXX Laboratories Incorporated †	137	33,187
Intuitive Surgical Incorporated †	185	91,614
Medtronic plc	2,158	194,608
ResMed Incorporated	231	34,024
Steris plc	136	19,036
Stryker Corporation	518	86,242
Teleflex Incorporated	74	21,672
The Cooper Companies Incorporated	79	21,778
Varian Medical Systems Incorporated †	146	14,988
Zimmer Biomet Holdings Incorporated	330	33,356

		1,279,972

Health Care Providers & Services : 1.60%
AmerisourceBergen Corporation	241	21,329
Anthem Incorporated	407	92,405
Cardinal Health Incorporated	470	22,532
Centene Corporation †	940	55,845
Cigna Corporation	601	106,485
CVS Health Corporation	2,094	124,237
DaVita HealthCare Partners Incorporated †	144	10,953
HCA Healthcare Incorporated	425	38,186
Henry Schein Incorporated †	236	11,923
Humana Incorporated	213	66,886
Laboratory Corporation of America Holdings †	156	19,717
McKesson Corporation	289	39,090
Quest Diagnostics Incorporated	216	17,345
UnitedHealth Group Incorporated	1,525	380,305
Universal Health Services Incorporated Class B	129	12,781

		1,020,019

Health Care Technology : 0.05%
Cerner Corporation	506	31,873

Life Sciences Tools & Services : 0.59%
Agilent Technologies Incorporated	498	35,667
Illumina Incorporated †	236	64,456

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings Incorporated †	290	$31,279
Mettler-Toledo International Incorporated †	39	26,930
PerkinElmer Incorporated	178	13,400
Thermo Fisher Scientific Incorporated	646	183,206
Waters Corporation †	103	18,751

		373,689

Pharmaceuticals : 2.77%
Allergan plc	529	93,686
Bristol-Myers Squibb Company	3,774	210,363
Eli Lilly & Company	1,360	188,659
Johnson & Johnson	4,237	555,598
Merck & Company Incorporated	4,098	315,300
Mylan NV †	831	12,390
Perrigo Company plc	218	10,484
Pfizer Incorporated	8,909	290,790
Zoetis Incorporated	767	90,268

		1,767,538

Industrials : 4.44%

Aerospace & Defense : 1.08%
General Dynamics Corporation	376	49,749
Howmet Aerospace Incorporated	624	10,021
Huntington Ingalls Industries Incorporated	65	11,844
L3Harris Technologies Incorporated	355	63,943
Lockheed Martin Corporation	399	135,241
Northrop Grumman Corporation	252	76,243
Raytheon Company	447	58,624
Textron Incorporated	367	9,788
The Boeing Company	861	128,410
TransDigm Group Incorporated	80	25,615
United Technologies Corporation	1,306	123,195

		692,673

Air Freight & Logistics : 0.29%
C.H. Robinson Worldwide Incorporated	217	14,365
Expeditors International of Washington Incorporated	273	18,215
FedEx Corporation	386	46,806
United Parcel Service Incorporated Class B	1,128	105,378

		184,764

Airlines : 0.12%
Alaska Air Group Incorporated	198	5,637
American Airlines Group Incorporated	628	7,655
Delta Air Lines Incorporated	926	26,419
Southwest Airlines Company	762	27,135
United Airlines Holdings Incorporated †	350	11,043

		77,889

Building Products : 0.18%
A.O. Smith Corporation	220	8,318
Allegion plc	149	13,711
Fortune Brands Home & Security Incorporated	223	9,645
Johnson Controls International plc	1,241	33,457
Masco Corporation	457	15,798
Trane Technologies plc	385	31,797

		112,726

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Commercial Services & Supplies : 0.21%
Cintas Corporation	134	$23,211
Copart Incorporated †	329	22,543
Republic Services Incorporated	338	25,370
Rollins Incorporated	226	8,168
Waste Management Incorporated	628	58,128

		137,420

Construction & Engineering : 0.04%
Jacobs Engineering Group Incorporated	217	17,202
Quanta Services Incorporated	228	7,234

		24,436

Electrical Equipment : 0.24%
AMETEK Incorporated	367	26,431
Eaton Corporation plc	666	51,742
Emerson Electric Company	980	46,697
Rockwell Automation Incorporated	185	27,918

		152,788

Industrial Conglomerates : 0.70%
3M Company	926	126,408
General Electric Company	14,061	111,644
Honeywell International Incorporated	1,150	153,859
Roper Technologies Incorporated	167	52,072

		443,983

Machinery : 0.77%
Caterpillar Incorporated	890	103,276
Cummins Incorporated	246	33,289
Deere & Company	507	70,047
Dover Corporation	233	19,558
Flowserve Corporation	210	5,017
Fortive Corporation	476	26,270
IDEX Corporation	122	16,849
Illinois Tool Works Incorporated	470	66,796
Ingersoll Rand Incorporated †	557	13,814
PACCAR Incorporated	557	34,049
Parker-Hannifin Corporation	206	26,724
Pentair plc	270	8,035
Snap-on Incorporated	88	9,576
Stanley Black & Decker Incorporated	244	24,400
Wabtec Corporation	292	14,054
Xylem Incorporated	289	18,823

		490,577

Professional Services : 0.18%
Equifax Incorporated	194	23,173
IHS Markit Limited	646	38,760
Nielsen Holdings plc	573	7,185
Robert Half International Incorporated	189	7,135
Verisk Analytics Incorporated	263	36,657

		112,910

Road & Rail : 0.54%
CSX Corporation	1,251	71,682
J.B. Hunt Transport Services Incorporated	137	12,636
Kansas City Southern	159	20,222
Norfolk Southern Corporation	419	61,174
Old Dominion Freight Line Incorporated	153	20,083
Union Pacific Corporation	1,117	157,542

		343,339

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Trading Companies & Distributors : 0.09%
Fastenal Company	923	$28,844
United Rentals Incorporated †	120	12,348
W.W. Grainger Incorporated	70	17,395

		58,587

Information Technology : 13.75%

Communications Equipment : 0.54%
Arista Networks Incorporated †	87	17,622
Cisco Systems Incorporated	6,830	268,487
F5 Networks Incorporated †	97	10,343
Juniper Networks Incorporated	539	10,316
Motorola Solutions Incorporated	275	36,553

		343,321

Electronic Equipment, Instruments & Components : 0.26%
Amphenol Corporation Class A	477	34,764
CDW Corporation of Delaware	231	21,545
Corning Incorporated	1,238	25,429
FLIR Systems Incorporated	215	6,856
IPG Photonics Corporation †	57	6,286
Keysight Technologies Incorporated †	301	25,188
TE Connectivity Limited	539	33,946
Zebra Technologies Corporation Class A †	86	15,790

		169,804

IT Services : 2.99%
Accenture plc Class A	1,022	166,852
Akamai Technologies Incorporated †	259	23,696
Alliance Data Systems Corporation	65	2,187
Automatic Data Processing Incorporated	697	95,266
Broadridge Financial Solutions Incorporated	184	17,449
Cognizant Technology Solutions Corporation Class A	881	40,940
DXC Technology Company	411	5,364
Fidelity National Information Services Incorporated	989	120,302
Fiserv Incorporated †	919	87,296
FleetCor Technologies Incorporated †	139	25,929
Gartner Incorporated †	143	14,239
Global Payments Incorporated	484	69,807
International Business Machines Corporation	1,425	158,075
Jack Henry & Associates Incorporated	123	19,095
Leidos Holdings Incorporated	214	19,613
MasterCard Incorporated Class A	1,429	345,189
Paychex Incorporated	513	32,278
PayPal Holdings Incorporated †	1,890	180,949
The Western Union Company	675	12,238
VeriSign Incorporated †	166	29,895
Visa Incorporated Class A	2,755	443,886

		1,910,545

Semiconductors & Semiconductor Equipment : 2.44%
Advanced Micro Devices Incorporated †	1,883	85,639
Analog Devices Incorporated	593	53,162
Applied Materials Incorporated	1,487	68,134
Broadcom Incorporated	639	151,507
Intel Corporation	7,003	379,002
KLA-Tencor Corporation	253	36,366

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corporation	233	$55,920
Maxim Integrated Products Incorporated	435	21,145
Microchip Technology Incorporated	384	26,035
Micron Technology Incorporated †	1,781	74,909
NVIDIA Corporation	985	259,646
Qorvo Incorporated †	186	14,997
QUALCOMM Incorporated	1,838	124,341
Skyworks Solutions Incorporated	274	24,490
Texas Instruments Incorporated	1,504	150,295
Xilinx Incorporated	404	31,488

		1,557,076

Software : 4.65%
Adobe Incorporated †	779	247,909
ANSYS Incorporated †	137	31,848
Autodesk Incorporated †	353	55,103
Cadence Design Systems Incorporated †	451	29,784
Citrix Systems Incorporated	185	26,187
Fortinet Incorporated †	228	23,067
Intuit Incorporated	418	96,140
Microsoft Corporation	12,282	1,936,983
NortonLifeLock Incorporated	923	17,269
Oracle Corporation	3,488	168,575
Paycom Software Incorporated †	78	15,757
Salesforce.com Incorporated †	1,427	205,459
ServiceNow Incorporated †	303	86,834
Synopsys Incorporated †	241	31,038

		2,971,953

Technology Hardware, Storage & Peripherals : 2.87%
Apple Incorporated	6,723	1,709,592
Hewlett Packard Enterprise Company	2,083	20,226
HP Incorporated	2,385	41,404
NetApp Incorporated	367	15,300
Seagate Technology plc	371	18,105
Western Digital Corporation	479	19,936
Xerox Holdings Corporation	299	5,663

		1,830,226

Materials : 1.31%

Chemicals : 0.91%
Air Products & Chemicals Incorporated	354	70,662
Albemarle Corporation	170	9,583
Celanese Corporation Series A	194	14,238
CF Industries Holdings Incorporated	349	9,493
Corteva Incorporated	1,204	28,294
Dow Incorporated	1,193	34,883
DuPont de Nemours Incorporated	1,192	40,647
Eastman Chemical Company	218	10,154
Ecolab Incorporated	403	62,799
FMC Corporation	208	16,992
International Flavors & Fragrances Incorporated «	171	17,456
Linde plc	865	149,645
LyondellBasell Industries NV Class A	412	20,448
PPG Industries Incorporated	380	31,768
The Mosaic Company	563	6,092
The Sherwin-Williams Company	132	60,657

		583,811

Construction Materials : 0.06%
Martin Marietta Materials Incorporated	100	18,923
Vulcan Materials Company	212	22,911

		41,834

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Containers & Packaging : 0.19%
Amcor plc	2,608	$21,177
Avery Dennison Corporation	134	13,651
Ball Corporation	527	34,076
International Paper Company	631	19,643
Packaging Corporation of America	152	13,198
Sealed Air Corporation	248	6,128
WestRock Company	414	11,700

		119,573

Metals & Mining : 0.15%
Freeport-McMoRan Incorporated	2,336	15,768
Newmont Goldcorp Corporation	1,319	59,724
Nucor Corporation	488	17,578

		93,070

Real Estate : 1.60%

Equity REITs : 1.57%
Alexandria Real Estate Equities Incorporated	197	27,001
American Tower Corporation	713	155,256
Apartment Investment & Management Company Class A	239	8,401
AvalonBay Communities Incorporated	224	32,966
Boston Properties Incorporated	231	21,305
Crown Castle International Corporation	669	96,604
Digital Realty Trust Incorporated	335	46,535
Duke Realty Corporation	592	19,169
Equinix Incorporated	137	85,566
Equity Residential	562	34,681
Essex Property Trust Incorporated	106	23,345
Extra Space Storage Incorporated	208	19,918
Federal Realty Investment Trust	112	8,356
Healthpeak Properties Incorporated	797	19,008
Host Hotels & Resorts Incorporated	1,154	12,740
Iron Mountain Incorporated	462	10,996
Kimco Realty Corporation	680	6,576
Mid-America Apartment Communities Incorporated	183	18,854
Prologis Incorporated	1,188	95,480
Public Storage Incorporated	241	47,865
Realty Income Corporation	525	26,177
Regency Centers Corporation	269	10,338
SBA Communications Corporation	181	48,865
Simon Property Group Incorporated	494	27,101
SL Green Realty Corporation	131	5,646
UDR Incorporated	471	17,210
Ventas Incorporated	600	16,080
Vornado Realty Trust	254	9,197
Welltower Incorporated	653	29,894
Weyerhaeuser Company	1,199	20,323

		1,001,453

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	539	20,326

Utilities : 1.93%

Electric Utilities : 1.22%
Alliant Energy Corporation	386	18,640
American Electric Power Company Incorporated	795	63,584
Duke Energy Corporation	1,173	94,872

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

			Shares	Value
Electric Utilities (continued)
Edison International			577	$31,614
Entergy Corporation			320	30,070
Evergy Incorporated			366	20,148
Eversource Energy			521	40,747
Exelon Corporation			1,564	57,571
FirstEnergy Corporation			870	34,861
NextEra Energy Incorporated			787	189,368
NRG Energy Incorporated			404	11,013
Pinnacle West Capital Corporation			180	13,642
PPL Corporation			1,236	30,504
The Southern Company			1,688	91,388
Xcel Energy Incorporated			844	50,893

				778,915

Gas Utilities : 0.03%
Atmos Energy Corporation			191	18,953

Independent Power & Renewable Electricity Producers : 0.02%
AES Corporation			1,068	14,525

Multi-Utilities : 0.60%
Ameren Corporation			395	28,768
CenterPoint Energy Incorporated			808	12,484
CMS Energy Corporation			456	26,790
Consolidated Edison Incorporated			535	41,730
Dominion Energy Incorporated			1,325	95,652
DTE Energy Company			309	29,346
NiSource Incorporated			601	15,007
Public Service Enterprise Group Incorporated			814	36,557
Sempra Energy			453	51,184
WEC Energy Group Incorporated			508	44,770

				382,288

Water Utilities : 0.06%
American Water Works Company Incorporated			290	34,672

Total Common Stocks (Cost $20,578,741)				34,460,395

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 39.68%
U.S. Treasury Bond	1.50%	1-31-2027	$98,000	104,290
U.S. Treasury Bond	2.13	9-30-2024	118,000	127,293
U.S. Treasury Bond	2.13	11-30-2024	119,000	128,655
U.S. Treasury Bond	2.25	8-15-2046	106,000	127,598
U.S. Treasury Bond	2.25	8-15-2049	108,000	131,397
U.S. Treasury Bond	2.38	11-15-2049	155,000	193,459
U.S. Treasury Bond	2.50	2-15-2045	116,000	144,869
U.S. Treasury Bond	2.50	2-15-2046	106,000	133,237
U.S. Treasury Bond	2.50	5-15-2046	105,000	132,091
U.S. Treasury Bond	2.75	8-15-2042	66,000	85,228
U.S. Treasury Bond	2.75	11-15-2042	78,000	100,760
U.S. Treasury Bond	2.75	8-15-2047	101,000	133,505
U.S. Treasury Bond	2.75	11-15-2047	100,000	132,363
U.S. Treasury Bond	2.88	5-15-2028	270,000	318,473
U.S. Treasury Bond	2.88	5-15-2043	111,000	146,269
U.S. Treasury Bond	2.88	8-15-2045	115,000	153,763
U.S. Treasury Bond	2.88	11-15-2046	104,000	140,404
U.S. Treasury Bond	2.88	5-15-2049	140,000	191,182
U.S. Treasury Bond	3.00	5-15-2042	84,000	112,767
U.S. Treasury Bond	3.00	11-15-2044	114,000	154,336
U.S. Treasury Bond	3.00	5-15-2045	116,000	157,787
U.S. Treasury Bond	3.00	11-15-2045	115,000	157,343
U.S. Treasury Bond	3.00	2-15-2047	106,000	146,524
U.S. Treasury Bond	3.00	5-15-2047	104,000	143,772
U.S. Treasury Bond	3.00	2-15-2048	114,000	157,805

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.00%	8-15-2048	$121,000	$168,237
U.S. Treasury Bond	3.00	2-15-2049	140,000	195,229
U.S. Treasury Bond	3.13	11-15-2041	66,000	90,129
U.S. Treasury Bond	3.13	2-15-2042	87,000	118,915
U.S. Treasury Bond	3.13	2-15-2043	79,000	108,045
U.S. Treasury Bond	3.13	8-15-2044	115,000	158,534
U.S. Treasury Bond	3.13	5-15-2048	123,000	174,401
U.S. Treasury Bond	3.38	5-15-2044	110,000	157,257
U.S. Treasury Bond	3.38	11-15-2048	135,000	200,433
U.S. Treasury Bond	3.50	2-15-2039	61,000	86,842
U.S. Treasury Bond	3.63	8-15-2043	88,000	129,759
U.S. Treasury Bond	3.63	2-15-2044	113,000	167,196
U.S. Treasury Bond	3.75	8-15-2041	68,000	101,015
U.S. Treasury Bond	3.75	11-15-2043	110,000	165,395
U.S. Treasury Bond	3.88	8-15-2040	71,000	106,533
U.S. Treasury Bond	4.25	5-15-2039	57,000	88,608
U.S. Treasury Bond	4.25	11-15-2040	74,000	116,313
U.S. Treasury Bond	4.38	2-15-2038	32,000	49,924
U.S. Treasury Bond	4.38	11-15-2039	57,000	90,187
U.S. Treasury Bond	4.38	5-15-2040	83,000	131,967
U.S. Treasury Bond	4.38	5-15-2041	65,000	104,262
U.S. Treasury Bond	4.50	2-15-2036	70,000	107,584
U.S. Treasury Bond	4.50	5-15-2038	36,000	57,026
U.S. Treasury Bond	4.50	8-15-2039	59,000	94,478
U.S. Treasury Bond	4.63	2-15-2040	102,000	166,595
U.S. Treasury Bond	4.75	2-15-2037	24,000	38,333
U.S. Treasury Bond	4.75	2-15-2041	88,000	147,063
U.S. Treasury Bond	5.00	5-15-2037	29,000	47,637
U.S. Treasury Bond	5.25	11-15-2028	45,000	62,515
U.S. Treasury Bond	5.25	2-15-2029	33,000	46,097
U.S. Treasury Bond	5.38	2-15-2031	70,000	104,084
U.S. Treasury Bond	5.50	8-15-2028	35,000	48,985
U.S. Treasury Bond	6.13	11-15-2027	49,000	69,419
U.S. Treasury Bond	6.13	8-15-2029	25,000	37,422
U.S. Treasury Bond	6.25	5-15-2030	45,000	69,474
U.S. Treasury Bond	6.38	8-15-2027	21,000	29,852
U.S. Treasury Bond	6.88	8-15-2025	21,000	28,160
U.S. Treasury Note	1.13	7-31-2021	153,000	154,930
U.S. Treasury Note	1.13	8-31-2021	153,000	154,996
U.S. Treasury Note	1.13	9-30-2021	152,000	154,090
U.S. Treasury Note	1.25	10-31-2021	151,000	153,454
U.S. Treasury Note	1.25	7-31-2023	67,000	69,062
U.S. Treasury Note	1.38	6-30-2023	64,000	66,213
U.S. Treasury Note	1.38	8-31-2023	124,000	128,476
U.S. Treasury Note	1.38	9-30-2023	90,000	93,294
U.S. Treasury Note	1.38	8-31-2026	95,000	100,103
U.S. Treasury Note	1.50	1-31-2022	128,000	130,935
U.S. Treasury Note	1.50	2-28-2023	126,000	130,499
U.S. Treasury Note	1.50	3-31-2023	126,000	130,572
U.S. Treasury Note	1.50	8-15-2026	102,000	108,188
U.S. Treasury Note	1.63	8-15-2022	117,000	120,803
U.S. Treasury Note	1.63	8-31-2022	151,000	155,961
U.S. Treasury Note	1.63	11-15-2022	150,000	155,309
U.S. Treasury Note	1.63	4-30-2023	66,000	68,702
U.S. Treasury Note	1.63	5-31-2023	64,000	66,658
U.S. Treasury Note	1.63	10-31-2023	90,000	94,148
U.S. Treasury Note	1.63	2-15-2026	102,000	108,670
U.S. Treasury Note	1.63	5-15-2026	105,000	112,063
U.S. Treasury Note	1.63	9-30-2026	97,000	103,828
U.S. Treasury Note	1.63	10-31-2026	94,000	100,635
U.S. Treasury Note	1.63	11-30-2026	97,000	103,923
U.S. Treasury Note	1.63	8-15-2029	157,000	170,474
U.S. Treasury Note	1.75	11-30-2021	134,000	137,418
U.S. Treasury Note	1.75	2-28-2022	129,000	132,744
U.S. Treasury Note	1.75	3-31-2022	128,000	131,890
U.S. Treasury Note	1.75	4-30-2022	126,000	129,982
U.S. Treasury Note	1.75	5-15-2022	111,000	114,608
U.S. Treasury Note	1.75	5-31-2022	149,000	153,831

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	6-30-2022	$149,000	$154,104
U.S. Treasury Note	1.75	9-30-2022	144,000	149,411
U.S. Treasury Note	1.75	1-31-2023	129,000	134,357
U.S. Treasury Note	1.75	5-15-2023	113,000	118,107
U.S. Treasury Note	1.75	12-31-2026	99,000	106,951
U.S. Treasury Note	1.75	11-15-2029	229,000	251,721
U.S. Treasury Note	1.88	11-30-2021	128,000	131,540
U.S. Treasury Note	1.88	1-31-2022	157,000	161,728
U.S. Treasury Note	1.88	2-28-2022	153,000	157,817
U.S. Treasury Note	1.88	3-31-2022	153,000	158,020
U.S. Treasury Note	1.88	4-30-2022	153,000	158,194
U.S. Treasury Note	1.88	5-31-2022	128,000	132,535
U.S. Treasury Note	1.88	7-31-2022	149,000	154,547
U.S. Treasury Note	1.88	8-31-2022	142,000	147,541
U.S. Treasury Note	1.88	9-30-2022	144,000	149,833
U.S. Treasury Note	1.88	10-31-2022	143,000	148,927
U.S. Treasury Note	1.88	8-31-2024	125,000	133,242
U.S. Treasury Note	1.88	6-30-2026	98,000	106,139
U.S. Treasury Note	1.88	7-31-2026	99,000	107,400
U.S. Treasury Note	2.00	8-31-2021	127,000	130,215
U.S. Treasury Note	2.00	10-31-2021	126,000	129,514
U.S. Treasury Note	2.00	11-15-2021	178,000	183,201
U.S. Treasury Note	2.00	12-31-2021	155,000	159,783
U.S. Treasury Note	2.00	2-15-2022	133,000	137,411
U.S. Treasury Note	2.00	7-31-2022	144,000	149,918
U.S. Treasury Note	2.00	10-31-2022	143,000	149,390
U.S. Treasury Note	2.00	11-30-2022	129,000	134,896
U.S. Treasury Note	2.00	2-15-2023	118,000	123,822
U.S. Treasury Note	2.00	4-30-2024	123,000	131,259
U.S. Treasury Note	2.00	5-31-2024	123,000	131,418
U.S. Treasury Note	2.00	6-30-2024	123,000	131,524
U.S. Treasury Note	2.00	2-15-2025	289,000	311,477
U.S. Treasury Note	2.00	8-15-2025	220,000	238,098
U.S. Treasury Note	2.00	11-15-2026	170,000	186,123
U.S. Treasury Note	2.13	8-15-2021	178,000	182,714
U.S. Treasury Note	2.13	9-30-2021	128,000	131,665
U.S. Treasury Note	2.13	12-31-2021	126,000	130,159
U.S. Treasury Note	2.13	6-30-2022	126,000	131,389
U.S. Treasury Note	2.13	12-31-2022	129,000	135,536
U.S. Treasury Note	2.13	11-30-2023	110,000	117,223
U.S. Treasury Note	2.13	2-29-2024	128,000	136,995
U.S. Treasury Note	2.13	3-31-2024	127,000	136,019
U.S. Treasury Note	2.13	7-31-2024	123,000	132,302
U.S. Treasury Note	2.13	5-15-2025	234,000	254,164
U.S. Treasury Note	2.13	5-31-2026	97,000	106,480
U.S. Treasury Note	2.25	7-31-2021	120,000	123,272
U.S. Treasury Note	2.25	12-31-2023	127,000	136,118
U.S. Treasury Note	2.25	1-31-2024	127,000	136,336
U.S. Treasury Note	2.25	10-31-2024	121,000	131,342
U.S. Treasury Note	2.25	11-15-2024	290,000	314,945
U.S. Treasury Note	2.25	12-31-2024	118,000	128,380
U.S. Treasury Note	2.25	11-15-2025	219,000	240,558
U.S. Treasury Note	2.25	3-31-2026	99,000	109,279
U.S. Treasury Note	2.25	2-15-2027	196,000	218,693
U.S. Treasury Note	2.25	8-15-2027	101,000	113,373
U.S. Treasury Note	2.25	11-15-2027	99,000	111,371
U.S. Treasury Note	2.38	1-31-2023	144,000	152,533
U.S. Treasury Note	2.38	8-15-2024	289,000	314,288
U.S. Treasury Note	2.38	4-30-2026	98,000	108,979
U.S. Treasury Note	2.38	5-15-2027	283,000	319,326
U.S. Treasury Note	2.38	5-15-2029	90,000	103,570
U.S. Treasury Note	2.50	8-15-2023	102,000	109,530
U.S. Treasury Note	2.50	5-15-2024	281,000	305,763
U.S. Treasury Note	2.50	1-31-2025	116,000	127,831
U.S. Treasury Note	2.50	2-28-2026	97,000	108,363
U.S. Treasury Note	2.63	2-28-2023	146,000	155,935
U.S. Treasury Note	2.63	6-30-2023	83,000	89,241

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		2.63%	3-31-2025	$114,000	$126,567
U.S. Treasury Note		2.63	12-31-2025	97,000	108,860
U.S. Treasury Note		2.63	1-31-2026	95,000	106,738
U.S. Treasury Note		2.63	2-15-2029	250,000	292,324
U.S. Treasury Note		2.75	5-31-2023	82,000	88,349
U.S. Treasury Note		2.75	7-31-2023	80,000	86,494
U.S. Treasury Note		2.75	8-31-2023	145,000	156,985
U.S. Treasury Note		2.75	11-15-2023	134,000	145,694
U.S. Treasury Note		2.75	2-15-2024	217,000	237,267
U.S. Treasury Note		2.75	2-28-2025	121,000	134,915
U.S. Treasury Note		2.75	6-30-2025	119,000	133,364
U.S. Treasury Note		2.75	8-31-2025	122,000	137,040
U.S. Treasury Note		2.75	2-15-2028	189,000	220,429
U.S. Treasury Note		2.88	9-30-2023	148,000	161,268
U.S. Treasury Note		2.88	4-30-2025	114,000	128,130
U.S. Treasury Note		2.88	5-31-2025	117,000	131,684
U.S. Treasury Note		2.88	7-31-2025	118,000	133,202
U.S. Treasury Note		2.88	11-30-2025	96,000	108,919
U.S. Treasury Note		2.88	8-15-2028	190,000	224,749
U.S. Treasury Note		3.00	9-30-2025	121,000	137,685
U.S. Treasury Note		3.13	11-15-2028	226,000	272,930
U.S. Treasury Note		6.00	2-15-2026	42,000	55,497
U.S. Treasury Note		6.25	8-15-2023	17,000	20,405
U.S. Treasury Note		6.50	11-15-2026	28,000	38,944
U.S. Treasury Note		6.63	2-15-2027	18,000	25,440
U.S. Treasury Note		6.75	8-15-2026	21,000	29,240
U.S. Treasury Note		7.13	2-15-2023	24,000	28,714
U.S. Treasury Note		7.25	8-15-2022	24,000	27,984
U.S. Treasury Note		7.50	11-15-2024	22,000	29,176
U.S. Treasury Note		7.63	11-15-2022	12,000	14,314
U.S. Treasury Note		7.63	2-15-2025	20,000	26,978
U.S. Treasury Note		8.00	11-15-2021	48,000	54,066
U.S. Treasury Note		8.13	8-15-2021	15,000	16,631
Total U.S. Treasury Securities (Cost $22,351,825)					25,340,351

		Yield		Shares
Short-Term Investments : 4.94%

Investment Companies : 4.27%
Securities Lending Cash Investments LLC (l)(r)(u)		2.11		11,024	11,025
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.35		2,714,230	2,714,230

					2,725,255

				Principal
U.S. Treasury Securities : 0.67%
U.S. Treasury Bill #(z)		0.21	6-11-2020	$432,000	431,902

Total Short-Term Investments (Cost $3,157,075)					3,157,157

Total investments in securities (Cost $46,087,641)	98.59%				62,957,903
Other assets and liabilities, net	1.41				898,625

Total net assets	100.00%				$63,856,528

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	49	6-19-2020	$5,857,955	$6,295,765	$437,810	$0
5-Year U.S. Treasury Notes	2	6-30-2020	249,380	250,719	1,339	0

					$439,149	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	6,271	12	(87)	6,196	$177,825	0.28%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	52,620	(41,596)	11,024	11,025
Wells Fargo Government Money Market Fund Select Class	126,233	6,878,701	(4,290,704)	2,714,230	2,714,230
					2,725,255	4.27

					$2,903,080	4.55%

Wells Fargo VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,705,639	$0	$0	$3,705,639
Consumer discretionary	3,373,765	0	0	3,373,765
Consumer staples	2,686,318	0	0	2,686,318
Energy	912,783	0	0	912,783
Financials	3,771,518	0	0	3,771,518
Health care	5,305,935	0	0	5,305,935
Industrials	2,832,092	0	0	2,832,092
Information technology	8,782,925	0	0	8,782,925
Materials	838,288	0	0	838,288
Real estate	1,021,779	0	0	1,021,779
Utilities	1,229,353	0	0	1,229,353
U.S. Treasury securities	25,340,351	0	0	25,340,351
Short-term investments
Investment companies	2,725,255	0	0	2,725,255
U.S. Treasury securities	431,902	0	0	431,902

	62,957,903	0	0	62,957,903
Futures contracts	439,149	0	0	439,149

Total assets	$63,397,052	$0	$0	$63,397,052

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the three months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT International Equity Fund	Portfolio of investments - March 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 96.04%

Australia : 0.73%
Qantas Airways Limited (Industrials, Airlines)	205,089	$399,023

Canada : 3.20%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †	36,000	410,829
Lundin Mining Corporation (Materials, Metals & Mining)	357,651	1,344,400

		1,755,229

China : 13.65%
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	7,283	1,416,398
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	248,000	1,858,582
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	94,218	1,215,412
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	254,898	1,724,908
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	746,800	1,260,114

		7,475,414

France : 8.18%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	33,807	811,213
Orange SA (Communication Services, Diversified Telecommunication Services)	154,383	1,869,185
Sanofi SA (Health Care, Pharmaceuticals)	20,802	1,800,929

		4,481,327

Germany : 6.60%
Metro AG (Consumer Staples, Food & Staples Retailing)	38,363	326,745
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	7,609	1,529,943
Rheinmetall AG (Industrials, Industrial Conglomerates)	1,388	96,461
SAP SE (Information Technology, Software)	10,022	1,118,935
Siemens AG (Industrials, Industrial Conglomerates)	6,513	545,366

		3,617,450

Hong Kong : 2.60%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	1,246,000	1,422,763

India : 2.15%
Tech Mahindra Limited (Information Technology, IT Services)	158,211	1,178,506

Ireland : 2.22%
Greencore Group plc (Consumer Staples, Food Products)	595,263	1,215,574

Israel : 3.93%
Check Point Software Technologies Limited (Information Technology, Software) †	21,405	2,152,059

Italy : 1.96%
Prysmian SpA (Industrials, Electrical Equipment)	67,693	1,074,753

Japan : 8.85%
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	49,800	479,854
Daiwa Securities Group Incorporated (Financials, Capital Markets)	185,800	717,986
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	46,000	1,321,414
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	136,100	509,225
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	59,800	1,820,796

		4,849,275

1

Portfolio of investments - March 31, 2020 (unaudited)	Wells Fargo VT International Equity Fund

	Shares	Value
Malaysia : 0.48%
CIMB Group Holdings Bhd (Financials, Banks)	315,233	$262,320

Netherlands : 8.33%
Koninklijke Philips NV (Health Care, Health Care Equipment & Supplies)	52,933	2,173,289
NN Group NV (Financials, Insurance)	56,185	1,526,869
OCI NV (Materials, Chemicals) †	72,008	860,501

		4,560,659

Norway : 2.14%
DNB ASA (Financials, Banks)	105,009	1,169,898

Russia : 2.44%
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	176,170	1,338,892

Singapore : 2.53%
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	373,300	1,388,422

South Korea : 6.01%
Hana Financial Group Incorporated (Financials, Banks)	15,552	292,589
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	1,180	1,167,182
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	12,614	1,834,655

		3,294,426

Switzerland : 4.93%
LafargeHolcim Limited (Materials, Construction Materials)	30,404	1,109,548
Novartis AG (Health Care, Pharmaceuticals)	19,301	1,592,309

		2,701,857

Thailand : 0.69%
Siam Commercial Bank plc (Financials, Banks)	178,800	377,296

United Kingdom : 8.74%
Fresnillo plc (Materials, Metals & Mining)	72,389	594,732
John Wood Group plc (Energy, Energy Equipment & Services)	312,244	594,153
Kingfisher plc (Consumer Discretionary, Specialty Retail)	306,643	538,621
Man Group plc (Financials, Capital Markets)	223,391	341,865
Melrose Industries plc (Industrials, Electrical Equipment)	593,764	659,811
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †	10,370	300,004
Smiths Group plc (Industrials, Industrial Conglomerates)	116,734	1,760,019

		4,789,205

United States : 5.68%
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	4,480	418,074
Berry Global Group Incorporated (Materials, Containers & Packaging) †	43,453	1,464,801
Gentex Corporation (Consumer Discretionary, Auto Components)	55,379	1,227,199

		3,110,074

Total Common Stocks (Cost $69,697,429)		52,614,422

2

Wells Fargo VT International Equity Fund	Portfolio of investments - March 31, 2020 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 2.08%

Investment Companies : 2.08%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.35%	1,140,875	$1,140,875

Total Short-Term Investments (Cost $1,140,875)				1,140,875

Total investments in securities (Cost $70,838,304)	98.12%			53,755,297
Other assets and liabilities, net	1.88			1,031,008

Total net assets	100.00%			$54,786,305

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
3,122,493 USD	2,779,700 EUR	Credit Suisse	6-9-2020	$48,752	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	664,243	56,283	(720,526)	0	$0
Wells Fargo Government Money Market Fund Select Class	1,474,228	8,965,205	(9,298,558)	1,140,875	1,140,875

					$1,140,875	2.08%

*	No longer held at the end of the period.

Wells Fargo VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$399,023	$0	$399,023
Canada	1,755,229	0	0	1,755,229
China	2,631,810	4,843,604	0	7,475,414
France	0	4,481,327	0	4,481,327
Germany	0	3,617,450	0	3,617,450
Hong Kong	0	1,422,763	0	1,422,763
India	0	1,178,506	0	1,178,506
Ireland	0	1,215,574	0	1,215,574
Israel	2,152,059	0	0	2,152,059
Italy	0	1,074,753	0	1,074,753
Japan	0	4,849,275	0	4,849,275
Malaysia	0	262,320	0	262,320
Netherlands	0	4,560,659	0	4,560,659
Norway	0	1,169,898	0	1,169,898
Russia	1,338,892	0	0	1,338,892
Singapore	0	1,388,422	0	1,388,422
South Korea	0	3,294,426	0	3,294,426
Switzerland	0	2,701,857	0	2,701,857
Thailand	377,296	0	0	377,296
United Kingdom	300,004	4,489,201	0	4,789,205
United States	3,110,074	0	0	3,110,074
Short-term investments
Investment companies	1,140,875	0	0	1,140,875

	12,806,239	40,949,058	0	53,755,297
Forward foreign currency contracts	0	48,752	0	48,752

Total assets	$12,806,239	$40,997,810	$0	$53,804,049

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.61%

Communication Services : 12.35%

Entertainment : 4.04%
Netflix Incorporated †	3,700	$1,389,350
Nintendo Company Limited ADR	23,100	1,115,268
Spotify Technology SA †	3,700	449,328

		2,953,946

Interactive Media & Services : 8.31%
Alphabet Incorporated Class A †	2,720	3,160,504
Alphabet Incorporated Class C †	789	917,457
IAC Corporation †	5,400	967,842
Tencent Holdings Limited ADR	21,200	1,040,708

		6,086,511

Consumer Discretionary : 15.49%

Auto Components : 0.86%
Aptiv plc	12,800	630,272

Automobiles : 0.94%
Ferrari NV	4,500	686,565

Diversified Consumer Services : 0.86%
Bright Horizons Family Solutions Incorporated †	6,200	632,400

Hotels, Restaurants & Leisure : 2.36%
Chipotle Mexican Grill Incorporated †	2,050	1,341,520
Vail Resorts Incorporated	2,600	384,046

		1,725,566

Internet & Direct Marketing Retail : 8.68%
Amazon.com Incorporated †	2,810	5,478,713
MercadoLibre Incorporated †	1,800	879,444

		6,358,157

Specialty Retail : 1.79%
The Home Depot Incorporated	7,000	1,306,970

Financials : 1.66%

Capital Markets : 1.66%
Intercontinental Exchange Incorporated	15,100	1,219,325

Health Care : 21.46%

Biotechnology : 1.55%
Exact Sciences Corporation †	15,900	922,200
Sarepta Therapeutics Incorporated †	2,200	215,204

		1,137,404

Health Care Equipment & Supplies : 8.90%
Alcon Incorporated †«	20,300	1,031,646
Align Technology Incorporated †	3,700	643,615
Boston Scientific Corporation †	40,182	1,311,139
DexCom Incorporated †	5,000	1,346,350

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Omega Growth Fund

	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corporation †	4,100	$773,342
Intuitive Surgical Incorporated †	2,850	1,411,349

		6,517,441

Health Care Providers & Services : 4.84%
HealthEquity Incorporated †	16,755	847,635
UnitedHealth Group Incorporated	10,800	2,693,304

		3,540,939

Health Care Technology : 1.43%
Veeva Systems Incorporated Class A †	6,700	1,047,679

Life Sciences Tools & Services : 1.04%
Illumina Incorporated †	2,800	764,736

Pharmaceuticals : 3.70%
Elanco Animal Health Incorporated †	32,334	723,958
Eli Lilly & Company	1	139
Merck & Company Incorporated	25,800	1,985,052

		2,709,149

Industrials : 8.31%

Aerospace & Defense : 0.61%
HEICO Corporation	6,000	447,660

Commercial Services & Supplies : 2.81%
Cintas Corporation	4,100	710,202
Waste Connections Incorporated	17,346	1,344,315

		2,054,517

Construction & Engineering : 1.30%
Jacobs Engineering Group Incorporated	12,000	951,240

Professional Services : 1.76%
IHS Markit Limited	21,500	1,290,000

Road & Rail : 1.83%
Union Pacific Corporation	9,500	1,339,880

Information Technology : 34.85%

Communications Equipment : 1.72%
Motorola Solutions Incorporated	9,500	1,262,740

Electronic Equipment, Instruments & Components : 0.98%
Zebra Technologies Corporation Class A †	3,900	716,040

IT Services : 16.51%
Black Knight Incorporated †	20,800	1,207,648
EPAM Systems Incorporated †	7,515	1,395,235
Euronet Worldwide Incorporated †	9,200	788,624
Fiserv Incorporated †	13,795	1,310,387
Global Payments Incorporated	8,271	1,192,926
PayPal Holdings Incorporated †	16,200	1,550,988
Shopify Incorporated Class A †	1,400	583,702
Square Incorporated Class A †	11,400	597,132
Visa Incorporated Class A	18,044	2,907,249
WEX Incorporated †	5,312	555,370

		12,089,261

2

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2020 (unaudited)

			Shares	Value
Software : 15.64%
Atlassian Corporation plc Class A †			5,100	$700,026
Autodesk Incorporated †			6,600	1,030,260
Cadence Design Systems Incorporated †			14,000	924,560
Microsoft Corporation			45,900	7,238,889
ServiceNow Incorporated †			5,450	1,561,861

				11,455,596

Materials : 3.72%

Chemicals : 2.33%
Ingevity Corporation †			8,100	285,120
The Sherwin-Williams Company			3,100	1,424,512

				1,709,632

Construction Materials : 1.39%
Vulcan Materials Company			9,400	1,015,858

Real Estate : 0.77%

Equity REITs : 0.77%
SBA Communications Corporation			2,100	566,937

Total Common Stocks (Cost $48,647,456)				72,216,421

		Yield
Short-Term Investments : 2.15%

Investment Companies : 2.15%
Securities Lending Cash Investments LLC (l)(r)(u)		2.11%	998,384	998,484
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.35	573,585	573,585

Total Short-Term Investments (Cost $1,571,994)				1,572,069

Total investments in securities (Cost $50,219,450)	100.76%			73,788,490
Other assets and liabilities, net	(0.76)			(558,598)

Total net assets	100.00%			$73,229,892

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,089,417	2,970,690	(3,061,723)	998,384	998,484
Wells Fargo Government Money Market Fund Select Class	515,647	6,150,382	(6,092,444)	573,585	573,585

					$1,572,069	2.15%

Wells Fargo VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$9,040,457	$0	$0	$9,040,457
Consumer discretionary	11,339,930	0	0	11,339,930
Financials	1,219,325	0	0	1,219,325
Health care	15,717,348	0	0	15,717,348
Industrials	6,083,297	0	0	6,083,297
Information technology	25,523,637	0	0	25,523,637
Materials	2,725,490	0	0	2,725,490
Real estate	566,937	0	0	566,937
Short-term investments
Investment companies	1,572,069	0	0	1,572,069

Total assets	$73,788,490	$0	$0	$73,788,490

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three ended March 31 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.82%

Communication Services : 8.65%

Interactive Media & Services : 6.95%
Alphabet Incorporated Class C †	5,373	$6,247,778
Facebook Incorporated Class A †	21,531	3,591,371

		9,839,149

Media : 1.70%
Comcast Corporation Class A	70,196	2,413,338

Consumer Discretionary : 7.89%

Automobiles : 1.47%
General Motors Company	100,172	2,081,574

Hotels, Restaurants & Leisure : 0.96%
Starbucks Corporation	20,602	1,354,375

Internet & Direct Marketing Retail : 3.21%
Amazon.com Incorporated †	2,335	4,552,596

Multiline Retail : 1.26%
Dollar General Corporation	11,797	1,781,465

Specialty Retail : 0.99%
Ulta Beauty Incorporated †	7,980	1,402,086

Consumer Staples : 1.24%

Household Products : 1.24%
Church & Dwight Company Incorporated	27,268	1,750,060

Energy : 1.02%

Oil, Gas & Consumable Fuels : 1.02%
BP plc ADR	59,334	1,447,156

Financials : 12.85%

Banks : 2.14%
PNC Financial Services Group Incorporated	16,870	1,614,796
Webster Financial Corporation	61,798	1,415,174

		3,029,970

Capital Markets : 5.54%
CME Group Incorporated	10,281	1,777,688
Intercontinental Exchange Incorporated	36,240	2,926,380
S&P Global Incorporated	12,832	3,144,482

		7,848,550

Insurance : 5.17%
Chubb Limited	22,965	2,564,961
Marsh & McLennan Companies Incorporated	28,467	2,461,257
Willis Towers Watson plc	13,460	2,286,181

		7,312,399

Health Care : 18.57%

Biotechnology : 1.07%
Alexion Pharmaceuticals Incorporated †	16,794	1,507,933

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Opportunity Fund

	Shares	Value
Health Care Equipment & Supplies : 5.22%
Boston Scientific Corporation †	53,160	$1,734,611
LivaNova plc †	58,694	2,655,904
Medtronic plc	33,292	3,002,273

		7,392,788

Health Care Providers & Services : 2.79%
Cigna Corporation	11,912	2,110,568
UnitedHealth Group Incorporated	7,360	1,835,437

		3,946,005

Life Sciences Tools & Services : 6.16%
Agilent Technologies Incorporated	33,213	2,378,715
Bio-Rad Laboratories Incorporated Class A †	9,942	3,485,268
Thermo Fisher Scientific Incorporated	10,099	2,864,076

		8,728,059

Pharmaceuticals : 3.33%
Mylan NV †	76,646	1,142,792
Novartis AG ADR	43,375	3,576,269

		4,719,061

Industrials : 13.39%

Aerospace & Defense : 3.81%
Hexcel Corporation	50,573	1,880,810
MTU Aero Engines AG	13,555	1,960,008
Safran SA	17,598	1,559,131

		5,399,949

Building Products : 1.65%
Armstrong World Industries Incorporated	29,410	2,335,742

Commercial Services & Supplies : 1.35%
Republic Services Incorporated	25,464	1,911,328

Industrial Conglomerates : 1.36%
Carlisle Companies Incorporated	15,400	1,929,312

Machinery : 3.88%
Fortive Corporation	48,815	2,694,100
ITT Incorporated	39,719	1,801,654
SPX Corporation †	30,554	997,283

		5,493,037

Trading Companies & Distributors : 1.34%
United Rentals Incorporated †	18,446	1,898,093

Information Technology : 23.81%

Electronic Equipment, Instruments & Components : 1.58%
Amphenol Corporation Class A	30,656	2,234,209

IT Services : 4.24%
Fidelity National Information Services Incorporated	18,207	2,214,699
MasterCard Incorporated Class A	15,675	3,786,453

		6,001,152

Semiconductors & Semiconductor Equipment : 4.37%
Marvell Technology Group Limited	111,468	2,522,521
Texas Instruments Incorporated	36,638	3,661,235

		6,183,756

2

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2020 (unaudited)

			Shares	Value
Software : 10.38%
Fair Isaac Corporation †			6,246	$1,921,832
Palo Alto Networks Incorporated †			10,836	1,776,671
Proofpoint Incorporated †			18,418	1,889,503
RealPage Incorporated †			37,919	2,007,053
Salesforce.com Incorporated †			28,241	4,066,139
ServiceNow Incorporated †			4,373	1,253,214
Workday Incorporated Class A †			13,702	1,784,274

				14,698,686

Technology Hardware, Storage & Peripherals : 3.24%
Apple Incorporated			18,064	4,593,495

Materials : 3.42%

Chemicals : 2.34%
The Sherwin-Williams Company			5,238	2,406,966
Westlake Chemical Corporation			23,681	903,904

				3,310,870

Metals & Mining : 1.08%
Steel Dynamics Incorporated			68,099	1,534,951

Real Estate : 7.98%

Equity REITs : 7.98%
American Tower Corporation			12,223	2,661,558
Equinix Incorporated			5,723	3,574,414
Sun Communities Incorporated			21,678	2,706,498
VICI Properties Incorporated			141,550	2,355,393

				11,297,863

Total Common Stocks (Cost $127,077,864)				139,929,007

		Yield
Short-Term Investments : 1.22%

Investment Companies : 1.22%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.35%	1,726,560	1,726,560

Total Short-Term Investments (Cost $1,726,560)				1,726,560

Total investments in securities (Cost $128,804,424)	100.04%			141,655,567
Other assets and liabilities, net	(0.04)			(62,032)

Total net assets	100.00%			$141,593,535

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,838,788	14,246,341	(14,358,569)	1,726,560	$1,726,560	1.22%

Wells Fargo VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$12,252,487	$0	$0	$12,252,487
Consumer discretionary	11,172,096	0	0	11,172,096
Consumer staples	1,750,060	0	0	1,750,060
Energy	1,447,156	0	0	1,447,156
Financials	18,190,919	0	0	18,190,919
Health care	26,293,846	0	0	26,293,846
Industrials	15,448,322	3,519,139	0	18,967,461
Information technology	33,711,298	0	0	33,711,298
Materials	4,845,821	0	0	4,845,821
Real estate	11,297,863	0	0	11,297,863
Short-term investments
Investment companies	1,726,560	0	0	1,726,560

Total assets	$138,136,428	$3,519,139	$0	$141,655,567

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.30%

Communication Services : 0.40%

Media : 0.40%
Cardlytics Incorporated †	13,600	$475,456
Gray Television Incorporated †	35,508	381,356

		856,812

Consumer Discretionary : 9.31%

Auto Components : 0.41%
Fox Factory Holding Corporation †	21,100	886,200

Diversified Consumer Services : 2.04%
Chegg Incorporated †	123,286	4,411,173

Hotels, Restaurants & Leisure : 1.97%
Lindblad Expeditions Holding †	84,400	351,948
Wingstop Incorporated	49,089	3,912,393

		4,264,341

Internet & Direct Marketing Retail : 0.55%
Fiverr International Limited †«	47,600	1,198,092

Leisure Products : 0.72%
YETI Holdings Incorporated †	79,916	1,559,960

Multiline Retail : 0.32%
Ollie’s Bargain Outlet Holdings Incorporated †	14,710	681,661

Specialty Retail : 1.85%
America’s Car-Mart Incorporated †	4,800	270,480
Boot Barn Holdings Incorporated †	120,200	1,554,186
Five Below Incorporated †	5,108	359,501
Lithia Motors Incorporated Class A	22,130	1,810,013

		3,994,180

Textiles, Apparel & Luxury Goods : 1.45%
Crocs Incorporated †	72,500	1,231,775
Deckers Outdoor Corporation †	14,200	1,902,800

		3,134,575

Consumer Staples : 5.01%

Beverages : 0.85%
Boston Beer Company Incorporated Class A †	5,000	1,837,800

Food & Staples Retailing : 0.93%
Grocery Outlet Holding Corporation †	50,735	1,742,240
The Chef’s Warehouse Incorporated †	26,500	266,855

		2,009,095

Food Products : 2.34%
Freshpet Incorporated †	79,227	5,060,228

Personal Products : 0.89%
Inter Parfums Incorporated	41,500	1,923,525

1

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Small Cap Growth Fund

	Shares	Value
Financials : 8.62%

Capital Markets : 1.22%
Assetmark Financial Holdings †	60,319	$1,229,904
Stifel Financial Corporation	34,100	1,407,648

		2,637,552

Consumer Finance : 1.45%
LendingTree Incorporated †	17,028	3,122,765

Insurance : 5.95%
eHealth Incorporated †	33,200	4,675,224
Goosehead Insurance Incorporated Class A	28,507	1,272,267
Kinsale Capital Group Incorporated	66,124	6,911,942

		12,859,433

Health Care : 28.38%

Biotechnology : 8.40%
Arcutis Biotherapeutics Incorporated †«	80,046	2,385,371
Arena Pharmaceuticals Incorporated †	30,100	1,264,200
Biohaven Pharmaceutical Holding Company †	23,200	789,496
CareDx Incorporated †	40,544	885,076
Castle Biosciences Incorporated †«	48,900	1,457,709
Emergent BioSolutions Incorporated †	17,600	1,018,336
Fate Therapeutics Incorporated †	73,800	1,639,098
Halozyme Therapeutics Incorporated †	89,300	1,606,507
Invitae Corporation †«	96,000	1,312,320
Krystal Biotech Incorporated †«	22,700	981,548
Natera Incorporated †	85,001	2,538,130
PTC Therapeutics Incorporated †	16,100	718,221
Vericel Corporation †	169,800	1,557,066

		18,153,078

Health Care Equipment & Supplies : 8.75%
Glaukos Corporation †	22,240	686,326
iRhythm Technologies Incorporated †	61,526	5,005,140
Orthopediatrics Corporation †	52,811	2,093,428
Shockwave Medical Incorporated †	75,349	2,500,080
SI-BONE Incorporated †	128,294	1,533,113
Silk Road Medical Incorporated †	28,040	882,699
Tactile Systems Technology Class I †	52,757	2,118,721
Tandem Diabetes Care Incorporated †	32,800	2,110,680
Vapotherm Incorporated †	104,591	1,969,449

		18,899,636

Health Care Providers & Services : 2.51%
Addus Homecare Corporation †	42,400	2,866,240
Amedisys Incorporated †	14,000	2,569,560

		5,435,800

Health Care Technology : 2.97%
Health Catalyst Incorporated †	40,167	1,050,367
Inspire Medical Systems Incorporated †	20,400	1,229,712
Phreesia Incorporated †	82,861	1,742,567
Teladoc Incorporated †«	15,446	2,394,284

		6,416,930

Life Sciences Tools & Services : 5.16%
Adaptive Biotechnologies Corporation †	32,031	889,821
Codexis Incorporated †	366,427	4,089,325
Neogenomics Incorporated †	140,082	3,867,664
Repligen Corporation †	23,900	2,307,306

		11,154,116

2

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2020 (unaudited)

	Shares	Value
Pharmaceuticals : 0.59%
MyoKardia Incorporated †	27,000	$1,265,760

Industrials : 15.19%

Aerospace & Defense : 4.18%
Kratos Defense & Security Solutions Incorporated †	152,300	2,107,832
Mercury Computer Systems Incorporated †	96,968	6,917,697

		9,025,529

Commercial Services & Supplies : 3.37%
Casella Waste Systems Incorporated Class A †	186,700	7,292,502

Construction & Engineering : 1.35%
MasTec Incorporated †	89,500	2,929,335

Machinery : 2.42%
Rexnord Corporation	231,120	5,239,490

Professional Services : 2.20%
ASGN Incorporated †	134,381	4,746,337

Road & Rail : 0.70%
Saia Incorporated †	20,500	1,507,570

Trading Companies & Distributors : 0.97%
SiteOne Landscape Supply Incorporated †	28,400	2,090,808

Information Technology : 31.56%

Electronic Equipment, Instruments & Components : 2.41%
Novanta Incorporated †	65,100	5,200,188

IT Services : 2.78%
Endava plc Sponsored ADR †	67,094	2,359,025
EVO Payments Incorporated Class A †	110,491	1,690,512
Fastly Incorporated †«	45,800	869,284
LiveRamp Holdings Incorporated †	33,200	1,092,944

		6,011,765

Semiconductors & Semiconductor Equipment : 3.27%
Diodes Incorporated †	66,130	2,687,193
Semtech Corporation †	88,100	3,303,750
Silicon Laboratories Incorporated †	12,600	1,076,166

		7,067,109

Software : 23.10%
Bill.com Holdings Incorporated †	4,768	163,066
BlackLine Incorporated †	51,353	2,701,681
Envestnet Incorporated †	115,311	6,201,426
Everbridge Incorporated †	42,000	4,467,120
Five9 Incorporated †	99,113	7,578,180
Globant SA †	27,800	2,443,065
Mimecast Limited †	71,200	2,513,360
New Relic Incorporated †	33,800	1,562,912
PROS Holdings Incorporated †	45,200	1,402,556
Q2 Holdings Incorporated †	101,776	6,010,891
Rapid7 Incorporated †	147,178	6,377,223
Sprout Social Incorporated Class A †«	79,639	1,271,038

3

Portfolio of investments — March 31, 2020 (unaudited)	Wells Fargo VT Small Cap Growth Fund

			Shares	Value
Software (continued)
SPS Commerce Incorporated †			89,864	$4,179,575
Talend SA ADR †			135,839	3,046,869

				49,918,962

Materials : 0.40%

Chemicals : 0.40%
PQ Group Holdings Incorporated †			79,680	868,512

Real Estate : 0.43%

Equity REITs : 0.43%
QTS Realty Trust Incorporated Class A			16,100	933,961

Total Common Stocks (Cost $217,697,217)				214,594,780

		Yield
Short-Term Investments : 4.42%

Investment Companies : 4.42%
Securities Lending Cash Investments LLC (l)(r)(u)		2.11%	8,256,599	8,257,425
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.35	1,290,960	1,290,960

Total Short-Term Investments (Cost $9,547,693)				9,548,385

Total investments in securities (Cost $227,244,910)	103.72%			224,143,165
Other assets and liabilities, net	(3.72)			(8,042,760)

Total net assets	100.00%			$216,100,405

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	17,152,504	33,591,131	(42,487,036)	8,256,599	$8,257,425
Wells Fargo Government Money Market Fund Select Class	3,229,069	21,341,283	(23,279,392)	1,290,960	1,290,960

					$9,548,385	4.42%

Wells Fargo VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$856,812	$0	$0	$856,812
Consumer discretionary	20,130,182	0	0	20,130,182
Consumer staples	10,830,648	0	0	10,830,648
Financials	18,619,750	0	0	18,619,750
Health care	61,325,320	0	0	61,325,320
Industrials	32,831,571	0	0	32,831,571
Information technology	68,198,024	0	0	68,198,024
Materials	868,512	0	0	868,512
Real estate	933,961	0	0	933,961
Short-term investments
Investment companies	9,548,385	0	0	9,548,385

Total assets	$224,143,165	$0	$0	$224,143,165

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended March 31, 2020, the Fund did not have any transfers into/out of Level 3.